Changes in Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting policies [Abstract]
Changes In Accounting Policies	CHANGES IN ACCOUNTING POLICIES
Income Taxes
IAS 12 Income Taxes was amended in May 2021 by the International Accounting Standards Board which requires companies, on initial recognition, to recognize deferred tax on transactions that result in equal amounts of taxable and deductible temporary differences. The Company adopted the amendment in 2023 and the adoption did not have an impact on the Company's consolidated financial statements.
New accounting standards and amendments not yet adopted
Income Taxes
IAS 12 Income Taxes was amended in May 2023 by the International Accounting Standards Board to provide guidance on current and deferred taxes arising from Pillar Two model rules published by the Organisation for Economic Co-operation and Development. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements.
Presentation of Financial Statements
IAS 1 Presentation of Financial Statements was amended in January 2020 by the International Accounting Standards Board to clarify the presentation requirements of liabilities as either current or non-current within the statement of financial position. This amendment is effective for fiscal years beginning on or after January 1, 2024. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements.